Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing expenses:
Bank fees	$ (166)	$ (20)	$ (15)
Issuance expenses	(447)	(517)	(242)
Changes financial liabilities at fair value through profit or loss, including day 1 loss	(5,649)	(2,839)	(718)
Exchange differences		(120)
Total finance expenses	3,184	2,541	(1,984)
Financing income:
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	3,050	945	2,697
Interest received from institutions	4	10	9
Exchange differences	24		253
Total financing income	(12,975)	(11,747)	(5,312)
Financing income (expenses), net	$ (3,184)	$ (2,541)	$ 1,984